MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

901 NEW YORK AVENUE, N.W.                             1900 SOUTH ATHERTON STREET
SUITE 210 EAST                                                         SUITE 101
WASHINGTON, D.C.  20001                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

TIFFANY A. HASSELMAN                                 WRITER'S DIRECT DIAL NUMBER
HASSELMAN@MALIZIALAW.COM                                          (202) 434-8389


VIA EDGAR AND HAND DELIVERY
---------------------------

May 8, 2006

Mr. William Friar
Senior Financial Analyst
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20002

         Re:      Roma Financial Corporation
                  Registration Statement on Form S-1 filed March 14, 2006 File No. 333-132415

Dear Mr. Friar:

         Transmitted  with this letter for filing,  on behalf of Roma  Financial
Corporation,   (the  "Company")  is   pre-effective   Amendment  No.  2  to  the
Registration Statement on Form S-1.

Summary, page 1
---------------

How We Determined The Offering - page 6
---------------------------------------

1. In response to prior comment 9, you suggest that the board has no role in pricing of the stock issuance. Nonetheless, the board must have considered the discount of the offering price compared to the peer group. Disclose how the board considered the discount. Advise the staff of any fiduciary duties the board may have related to pricing the offering or not undervaluing Roma's stock. We may have further comment.

         We have added disclosure regarding the discount and the Board's consideration of the same.

         Supplementally, we agree with the staff that Roma's Board of Directors has a fiduciary duty in connection with the Board's decision to proceed with the stock offering based on the estimated pro forma valuation set by the independent appraisal. We maintain, in accordance with the requirements of the Office of Thrift Supervision, that the estimated pro forma valuation must be determined by an independent appraiser and not by the Board of Directors. Nevertheless, we

MALIZIA SPIDI & FISCH, PC

Mr. William Friar
May 8, 2006
Page 2

acknowledge that the Board's determination to proceed with the stock offering based on the independent appraisal requires the Board to make certain determinations with respect to the independent appraisal in order to fulfill the Board's fiduciary duties. If the Board, in good faith and exercise of its business judgment, determines that the appraiser is independent and has prepared the appraisal in conformity with the requirements and guidelines of the OTS and the Board determines to proceed with the offering based on the independent appraisal, they have fulfilled their fiduciary duty. With regard to how such pricing compares to the peer group, we direct your attention to the additional disclosure provided in the prospectus about the discount.

Our Policy Regarding Dividends, page 11
---------------------------------------

2. We note you decline to state the dollar amount available for the payment of dividends in response to prior comment 10. We continue to believe that disclosure of the amount is appropriate.

         The full amount of the proceeds retained at the holding company theoretically will be available for payment as dividends. We have added this information within this section of the summary and in the main section.

3. If you have a preliminary dividend policy or have any plans or understandings for the payment of dividends, please disclose.

         The Company does not have a preliminary dividend policy or any plans or understandings for the payment of dividends.

Pro Forma Data, page 24
-----------------------

4. We note your response to comment 16 in our letter dated April 10, 2006. Please file your supporting calculations as an attachment in Edgar in your next amendment. Please provide your supporting calculations for the pro forma stock option adjustment for all scenarios on the table on page 24.

         The  supporting   calculations  are  filed  as  an  attachment  to  the
electronically-filed copy of this letter on EDGAR.

Financial Statements, page F-2
------------------------------

5. We note your response to comment 21 in our letter dated April 10, 2006. However, we do not note any footnote addressing the $22 million in interest-bearing deposits in other banks as of December 31, 2005. Therefore, please include a footnote quantifying the total amount of uninsured deposits for the periods presented and separately discuss and quantify any significant concentrations of deposits in one or more financial institutions, if applicable.

MALIZIA SPIDI & FISCH, PC

Mr. William Friar
May 8, 2006
Page 3

         The disclosure regarding the uninsured deposits was omitted in error from the amendment. The omission has been corrected and the change appears in
Note 1 under the caption "Concentration of Risk."

         In response to your prior comment 1, we have enclosed a copy of the map page that shows Roma Bank's locations. We are unable to file this material on EDGAR. However, the information presented by the map (the locations of the branch offices) is available within the prospectus under "Properties and Equipment."

                                      * * *

         The Company acknowledges that it is responsible for the adequacy and accuracy of the disclosure in this filing; that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and that the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. A statement from the Company to this effect is included with this filing.

         We hope that the foregoing is responsive to the staff's comments. We request that the staff advise us as soon as possible of any additional comments.

         We  request  also  confirmation  that as the  134th  day  falls  on the
--------------------------------------------------------------------------------
weekend, that the Company may have its registration statement declared effective
--------------------------------------------------------------------------------
as late as Monday, May 15th, if necessary.
--------------------------------------------------------------------------------


                                               Sincerely,

                                               /s/Tiffany A. Hasselman

                                               Tiffany A. Hasselman


Enclosure

cc: Jessica Livingston, Esq., U.S. Securities and Exchange Commission Senator Peter A. Inverso, President and Chief Executive Officer Margaret T. Norton, Senior Vice President and Corporate Secretary Mr. Barry K. Morgan, Beard Miller Company LLP
         Samuel J. Malizia, Esq.

                     STATEMENT OF ROMA FINANCIAL CORPORATION


         Roma Financial Corporation (the "Company") acknowledges that it is responsible for the adequacy and accuracy of the disclosure in this filing; that staff comments or changes to disclosure in response to staff comments do not foreclose the United States Securities and Exchange Commission from taking any action with respect to the filing; and that the Company may not assert staff comments as a defense in any proceeding initiated by the United States Securities and Exchange Commission or any person under the federal securities laws of the United States.

         Roma   Financial   Corporation   has  duly  caused  this  statement  of
responsibility to be signed on its behalf by the undersigned thereunto duly authorized.


                                     ROMA FINANCIAL CORPORATION


Dated: May 8, 2006                  By:    /s/Peter A. Inverso
                                           -------------------------------------
                                           Peter A. Inverso
                                           President and Chief Executive Officer

                Calculation for Pro Forma Stock Option Adjustment



Option Adjustment = -((A*B*C)/D)+((A*B*C)/D)*E*F)

                                      ---------------------------------------------------------------------
                                                                                                   Adjusted
                                               Minimum          Midpoint         Maximum           Maximum
                                      ---------------------------------------------------------------------

Shares Offered ('000s)           (A)            19,125           22,500           25,875            29,756
Option Granted as
  % of Offering                  (B)             4.90%            4.90%            4.90%             4.90%
Option Value per Share           (C)             $4.05            $4.05            $4.05             $4.05
Option Vesting Period            (D)                 5                5                5                 5
                                 (=)             759.1            893.0          1,027.0           1,181.0

Shares Offered ('000s)           (A)            19,125           22,500           25,875            29,756
Option Granted as
  % of Offering                  (B)             4.90%            4.90%            4.90%             4.90%
Option Value per Share           (C)             $4.05            $4.05            $4.05             $4.05
Option Vesting Period            (D)                 5                5                5                 5
 % of Options Granted
   = Non-qualified               (E)             30.0%            30.0%            30.0%             30.0%
 Income Tax Rate                 (F)             35.0%            35.0%            35.0%             35.0%
                                 (=)              79.7             93.8            107.8             124.0

Option Adjustment                                 (679)            (799)            (919)           (1,057)
